Federal funds purchased and securities sold under agreements to repurchase - Federal Funds and Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.00%	0.00%
Average Weighted Rate (as a percent)	0.00%	0.00%
Average Balance Outstanding	$ 22,527	$ 39,564
Maximum Outstanding at any Month End	29,222	74,910
Balance	$ 27,272	$ 24,647
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	2.00%	2.64%
Average Weighted Rate (as a percent)	2.65%	2.29%
Average Balance Outstanding	$ 329	$ 1,242
Maximum Outstanding at any Month End	1,950	12,863
Balance	$ 0	$ 8,000
Short-term repurchase agreements
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)		0.00%
Average Weighted Rate (as a percent)		3.51%
Average Balance Outstanding		$ 11,180
Maximum Outstanding at any Month End		25,944
Balance		$ 0
Bank | Short-term repurchase agreements
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.45%	0.35%
Average Weighted Rate (as a percent)	0.45%	0.67%
Average Balance Outstanding	$ 22,198	$ 27,142
Maximum Outstanding at any Month End	27,272	36,103
Balance	$ 27,272	$ 16,647